Income Taxes - Summary of Differences and Related Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
Loss before income taxes	$ (34,267)	$ (28,703)	$ (27,752)
Income taxes on earnings before income taxes, at above statutory rate	(9,252)	(7,750)	(7,493)
Nondeductible expenses	8	1	8
Estimated SR&ED ITC	(181)	(166)	(198)
Effects of tax rate change and foreign exchange	0	0	209
Defered tax liability	(3,871)	(1,062)	0
Tax rate difference by jurisdiction	479	588	948
Tax benefits not recognized	3,183	3,072	4,885
Impairment loss	5,720	2,790	602
Prior year tax assessments and adjustments	(197)	(183)	(420)
Other	78	122	267
Income taxes	(4,033)	(2,588)	(1,192)
Current income taxes	185	352	(242)
Deferred income taxes	$ (4,218)	$ (2,940)	$ (950)